Investments in associates and joint ventures (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pravaler S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	50.45%	50.92%
Percentage interest in voting capital	41.62%	41.67%
Porto Seguro Itau Unibanco Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	42.93%	42.93%
Percentage interest in voting capital	42.93%	42.93%
B S F Holding S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	49.00%	49.00%
Percentage interest in voting capital	49.00%	49.00%
Gestora De Inteligencia De Credito S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	15.71%	15.71%
Percentage interest in voting capital	16.00%	16.00%
Rias Redbanc S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	25.00%	25.00%
Percentage interest in voting capital	25.00%	25.00%
Kinea Private Equity Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	80.00%	80.00%
Percentage interest in voting capital	49.00%	49.00%
Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	28.05%	28.05%
Percentage interest in voting capital	28.95%	28.95%
C I P S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	22.89%	22.89%
Percentage interest in voting capital	22.89%	22.89%
Prex Holding L L C [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	30.00%	30.00%
Percentage interest in voting capital	30.00%	30.00%
Banfurlnternational S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	30.00%	30.00%
Percentage interest in voting capital	30.00%	30.00%
Biomas Servicos Ambientais Restauracaoe Carbono S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	16.67%	16.67%
Percentage interest in voting capital	16.67%	16.67%
Rede Agro Fidelidadee Intermediacao S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	12.82%	12.82%
Percentage interest in voting capital	12.82%	12.82%
Riblinor S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	40.00%
Percentage interest in voting capital	40.00%
Compania Uruguaya De Medios De Procesamiento S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in voting capital		31.42%
Olimpia Promocaoe Servicos S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%
Conect Car Solucoesde Mobilidade Eletronica S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%
Totvs Techfin S.A. [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%
Avenue Holding Cayman Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	33.60%	35.00%
Percentage interest in voting capital	34.11%	35.00%